Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule Of Inventories

	As of December 31,
	2024	2025
	RMB	RMB
Products	5,628,201	5,639,670
Others	28,979	32,050
Inventories	5,657,180	5,671,720
Inventory write-down	(625,111)	(518,307)
Total	5,032,069	5,153,413